Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (59,726)	$ (124,835)	$ (510,789)
Adjustment to reconcile net loss to net cash used by operating activities:
Restricted stock amortization	12,645	18,609	24,599
Vessel depreciation	48,510	36,562	14,263
Amortization of deferred financing costs	6,085	4,137	1,988
Write off of deferred financing costs	470	3,781	16,085
Loss / write down on assets held for sale	16,471	10,555	397,472
Loss write down on assets - related party	0	0	25,465
Changes in operating assets and liabilities:
Increase (decrease) in inventories, prepaid expenses and other current assets	1,982	(483)	(4,669)
Decrease (increase) in accounts payable accrued expenses	713	(6,178)	5,372
(Decrease) increase in related party balances	(7,568)	5,656	(4,928)
Net cash provided by (used in) operating activities	19,582	(52,196)	(35,142)
Investing activities
Security deposit refunded on assets held for sale	0	0	31,277
Proceeds from sale of assets held for sale	44,340	271,376	281,050
Payments on assets classified as held for sale	0	(98,445)	(92,433)
Payments for vessels and vessels under construction	(217,033)	(408,307)	(875,970)
Net cash used by investing activities	(172,693)	(235,376)	(656,076)
Financing activities
Proceeds from issuance of common stock	0	128,112	217,997
Payments for Repurchase of Common Stock	(11,004)	0	0
Payments of Dividends	(1,509)	0	0
Proceeds from issuance of debt	287,554	247,243	489,561
Repayments of Long-term Debt	(153,003)	(185,239)	(62,669)
Debt issue cost paid	(2,126)	(1,110)	(26,044)
Net cash provided by financing activities	119,912	189,006	618,845
Decrease in cash and cash equivalents	(33,199)	(98,566)	(72,373)
Cash and cash equivalents, beginning of period	101,734	200,300	272,673
Cash and cash equivalents, end of period	68,535	101,734	200,300
Supplemental cash flow information:
Interest Paid	27,667	22,647	12,874
Non-cash investing and financing activities
Amounts payable for vessels and vessels under construction	0	207	2,800
Deferred financing cost payable	0	0	85
Issuance of common stock	0	147	0
Interest capitalized	361	6,951	11,886
Issuance of shares and warrants for vessel purchases	$ 20,268	$ 0	$ 0